Derivative financial instruments - Unrealized and realized gains (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Unrealized gain (loss) recognized in other comprehensive loss	$ (3,471)	$ 2,245
Realized gain (loss) reclassified from other comprehensive loss to profit and loss	(1,007)	(83)
PPA Adelanta
Derivative financial instruments
Unrealized gain (loss) recognized in other comprehensive loss	4,135	4,582
PPA EnergyaVM
Derivative financial instruments
Unrealized gain (loss) recognized in other comprehensive loss	(395)	(2,337)
Realized gain (loss) reclassified from other comprehensive loss to profit and loss	(678)	$ (83)
PPA Axpo
Derivative financial instruments
Unrealized gain (loss) recognized in other comprehensive loss	(269)
Realized gain (loss) reclassified from other comprehensive loss to profit and loss	$ 1,685